Debt - Summary of Debt Holdings (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt		$ 320,125
Less: Current portion, term loan facilities		(3,250)		$ (3,250)
Long term debt		313,242		485,547
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		0		169,725
Term Loan Facility
Debt Instrument [Line Items]
Total debt		320,125		323,375
Original Issue Discount
Debt Instrument [Line Items]
Total debt	[1]	(3,633)		(4,303)
Debt Net Of Discount
Debt Instrument [Line Items]
Total debt		$ 316,492		$ 488,797
Term Loan Facility
Debt Instrument [Line Items]
Original issue discount			$ 4,600

[1]	The Company recorded $4.6 million in original issue discount upon issuance of the 2014 Term Loan Facility in June 2014. This discount is being amortized over the life of the 2014 Term Loan Facility.